Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 27,113	$ 10,778,807	$ (11,231,967)	$ (426,047)
Balance (in shares) at Dec. 31, 2014	27,112,263
Common stock issued for services	$ 1,780	208,749		210,529
Common stock issued for services (in shares)	1,780,625
Stock compensation expense		1,298,240		1,298,240
Common stock issued for product acquisition	$ 12,948	2,058,677		2,071,625
Common stock issued for product acquisition, shares	12,947,657
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party	$ 699	166,301		167,000
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party, shares	699,260
Common stock issued for vested restricted stock units	$ 500	(500)	0	0
Common stock issued for vested restricted stock units, shares	500,000
Return of shares of common stock from CRI license transaction	$ (200)	(37,800)	0	(38,000)
Return of shares of common stock from CRI license transaction, shares	(200,000)
Return of shares of common stock from Semprae merger transaction	$ (386)	(115,436)		(115,822)
Return of shares of common stock from Semprae merger transaction, shares	(386,075)
Fair value of beneficial conversion on line of credit convertible debenture – related party		8,321		8,321
Shares of common stock issued for extension of February 2014 convertible debentures	$ 250	32,250		32,500
Shares of common stock issued for extension of February 2014 convertible debentures, shares	250,000
Shares of common stock issued for amendment of January 2015 convertible debentures	$ 100	15,400		15,500
Shares of common stock issued for amendment of January 2015 convertible debentures, shares	100,000
Relative fair value of shares of common stock issued in connection with convertible debentures	$ 4,337,500	370,137		374,474
Relative fair value of shares of common stock issued in connection with convertible debentures, shares	4,337
Relative fair value of warrants issued in connection with convertible debentures		89,551		89,551
Fair value of warrants issued to placement agents in connection with convertible debentures		68,419		68,419
Net loss			(4,202,628)	(4,202,628)
Balance at Dec. 31, 2015	$ 47,141	14,941,116	(15,434,595)	(446,338)
Balance (in shares) at Dec. 31, 2015	47,141,230
Common stock issued for services	$ 10,733	1,802,216		1,812,949
Common stock issued for services (in shares)	10,732,500
Stock compensation expense		954,753		954,753
Common stock issued to Novalere Holdings, LLC for payment of contingent consideration	$ 12,809	2,958,832		2,971,641
Common stock issued to Novalere Holdings, LLC for payment of contingent consideration (in shares)	12,808,796
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party	$ 17,100	3,247,605		3,264,705
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party, shares	17,100,508
Common stock issued for vested restricted stock units	$ 19,316	(19,316)	0	0
Common stock issued for vested restricted stock units, shares	19,315,994
Fair value of beneficial conversion on line of credit convertible debenture – related party		3,444		3,444
Relative fair value of shares of common stock issued in connection with convertible debentures	$ 9,861	1,393,531		1,403,392
Relative fair value of shares of common stock issued in connection with convertible debentures, shares	9,861,111
Relative fair value of warrants issued in connection with convertible debentures		445,603		445,603
Fair value of warrants issued to placement agents in connection with convertible debentures		357,286		357,286
Common stock issued for legal costs from Semprae merger transaction	$ 215	64,285	0	64,500
Common stock issued for legal costs from Semprae merger transaction, shares	215,000
Common stock issued in connection with license agreement	$ 100	22,900	0	23,000
Common stock issued in connection with license agreement, shares	100,000
Common stock issued upon cashless exercise of warrants	$ 3,385	(3,385)	0	0
Common stock issued upon cashless exercise of warrants, shares	3,385,354
Common stock issued upon exercise of warrants	$ 1,034	309,106		310,140
Common stock issued upon exercise of warrants, shares	1,033,800
Reclassification of embedded conversion feature derivative liability upon conversion of convertible debentures		3,111,828		3,111,828
Reclassification of warrant derivative liability upon cashless exercise of warrants		518,224		518,224
Net loss			(13,701,154)	(13,701,154)
Balance at Dec. 31, 2016	$ 121,694	$ 30,108,028	$ (29,135,749)	$ 1,093,973
Balance (in shares) at Dec. 31, 2016	121,694,293